Contributed Equity - Ordinary Share Capital (Details)																																																												12 Months Ended
	Dec. 18, 2025 shares	Nov. 19, 2025 shares	Nov. 04, 2025 shares	Oct. 15, 2025 USD ($) $ / shares shares	Oct. 13, 2025 USD ($) $ / shares shares	Oct. 10, 2025 shares	Oct. 09, 2025 USD ($) $ / shares shares	Oct. 08, 2025 USD ($) $ / shares shares	Oct. 07, 2025 USD ($) $ / shares shares	Oct. 01, 2025 shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 25, 2025 USD ($) $ / shares shares	Sep. 24, 2025 shares	Sep. 01, 2025 shares	Aug. 28, 2025 USD ($) $ / shares shares	Aug. 27, 2025 shares	Aug. 26, 2025 USD ($) $ / shares shares	Aug. 22, 2025 USD ($) $ / shares shares	Aug. 18, 2025 USD ($) $ / shares shares	Aug. 15, 2025 shares	Aug. 12, 2025 USD ($) $ / shares shares	Aug. 08, 2025 USD ($) $ / shares shares	Jul. 30, 2025 shares	Jul. 25, 2025 USD ($) shares	Jul. 18, 2025 shares	Jun. 30, 2025 shares	Jun. 25, 2025 shares	Jun. 05, 2025 shares	May 13, 2025 shares	Mar. 31, 2025 shares	Mar. 14, 2025 shares	Mar. 03, 2025 shares	Feb. 04, 2025 shares	Jan. 28, 2025 USD ($) $ / shares shares	Jan. 23, 2025 shares	Jan. 16, 2025 USD ($) $ / shares shares	Jan. 13, 2025 shares	Jan. 10, 2025 USD ($) $ / shares shares	Dec. 12, 2024 shares	Dec. 02, 2024 USD ($) $ / shares shares	Nov. 12, 2024 shares	Nov. 01, 2024 shares	Oct. 02, 2024 shares	Sep. 24, 2024 shares	Sep. 19, 2024 shares	Sep. 04, 2024 shares	Sep. 02, 2024 shares	Jul. 29, 2024 shares	Jul. 16, 2024 USD ($) $ / shares shares	Jul. 12, 2024 shares	Jun. 28, 2024 shares	Jun. 13, 2024 shares	Jun. 04, 2024 shares	May 02, 2024 shares	Apr. 19, 2024 shares	Apr. 18, 2024 USD ($) $ / shares shares	Mar. 14, 2024 shares	Feb. 15, 2024 shares	Jan. 19, 2024 shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Jan. 01, 2024 USD ($)	Dec. 31, 2023 shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of Shares, Balance																																																												840,073,798	567,941,993		488,733,461
Ordinary shares Fully paid | $																																																												$ 485,478,860	$ 367,537,075	$ 338,425,286
Share issue costs | $																																																												$ (385,932)	$ (1,312,504)
Exercise of Options
Disclosure Of Classes Of Share Capital [Line Items]
Number of Shares																															6,347	3,070	2,179					43,825											3,415,759							33,334
Issue Price | $ / shares																																						$ 0.5											$ 0.5							$ 0.5
Ordinary shares Fully paid | $																																						$ 19,110											$ 1,605,677							$ 10,727
Share Purchase Plan Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of Shares																																				53,887,112
Issue Price | $ / shares																																				$ 0.6
Ordinary shares Fully paid | $																																				$ 20,086,938
Placement Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of Shares																																		12,771,392						74,064,647
Issue Price | $ / shares																																		$ 0.6						$ 0.6
Ordinary shares Fully paid | $																																		$ 5,000,000						$ 28,807,889
Conversion of Convertible Debentures
Disclosure Of Classes Of Share Capital [Line Items]
Number of Shares				48,044,482	68,059,769		29,213,548	9,114,822	9,105,213		7,310,610	3,552,225			12,740,231		4,530,368	3,661,097	2,690,187		2,800,013	930,907
Issue Price | $ / shares				$ 0.92	$ 0.77		$ 0.55	$ 0.55	$ 0.59		$ 0.49	$ 0.46			$ 0.56		$ 0.54	$ 0.5	$ 0.49		$ 0.51	$ 0.45
Ordinary shares Fully paid | $				$ 28,363,572	$ 34,347,487		$ 10,561,162	$ 3,302,646	$ 3,544,755		$ 2,368,161	$ 1,064,977			$ 4,575,344		$ 1,589,314	$ 1,164,187	$ 849,712		$ 929,347	$ 273,210
Exercise of Performance Rights
Disclosure Of Classes Of Share Capital [Line Items]
Number of Shares	18,833	7,534	5,482			2,478				14,749			60,413	250,000		648,238	18,760			15,805			48,531		246,377	66,896	10,818	36,105	29,763	15,414					137,405		614,050		113,029		7,522	7,321	2,479	33,193	46,005	618,129	250,000	16,684		297,885	15,409	32,042	8,987	35,490	9,041		3,841	7,130	125,200
Interest Equity Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of Shares																								783,867
Ordinary shares Fully paid | $																								$ 287,795
Exercise of Share Rights
Disclosure Of Classes Of Share Capital [Line Items]
Number of Shares																																632,890															65,405